Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 3,321,111	$ 4,699,372	$ 117,536
Accounts receivable, net	18,849	7,989	9,461
Prepaid expenses	2,604		713,782
Marketable securities – available for sale			150,000
Convertible note receivable	500,000	500,000
Loan receivable – related party	138,316	40,165
Total current assets	3,980,880	5,247,526	990,779
Property and equipment, net	2,512,498	2,578,931	4,155,675
Intangible assets			300,000
Deposits	1,016,184	1,016,184	64,817
Operating lease - right-of-use asset			1,979,181
Total non-current assets	3,528,682	3,595,115	6,499,673
Total assets	7,509,562	8,842,641	7,490,452
Current liabilities
Accounts payable and accrued expenses	1,655,128	1,750,402	2,382,779
Contract liabilities	1,735,000	1,404,444
Deposits			538,921
Income taxes payable	277,000	277,000
Other current liabilities			1,328,438
Notes payable – related parties			300,405
Current portion of long-term notes payable	1,020,139	874,728	1,185,273
Current portion of operating lease obligation	83,410	83,410	241,466
Total current liabilities	4,770,677	4,389,984	5,977,282
Non-current liabilities
Long-term notes payable, net of current portion			921,723
Operating lease obligation, net of current portion	686,274	686,274	1,889,575
Total non-current liabilities	686,274	686,274	2,811,298
Total liabilities	5,456,951	5,076,258	8,788,580
Commitments and contingencies (Note 12)
Stockholders’ equity (deficit)
Preferred stock, $0.001 par value, 5,000,000 shares authorized, 0 shares issued; Series A convertible Preferred stock $1,000 stated value, 2,500 authorized, 0 shares issued and outstanding
Common stock, $0.001 par value, 95,000,000 shares authorized, 71,501,667 and 68,613,541 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively	71,500	71,500	68,613
Additional paid-in capital	20,286,607	20,279,897	18,748,688
Common stock issuable	84	84
Accumulated deficit	(18,193,111)	(16,472,629)	(20,002,960)
Total stockholders’ equity (deficit) attributable to MJ Holdings, Inc.	2,165,080	3,878,852	(1,185,659)
Noncontrolling interests	(112,469)	(112,469)	(112,469)
Total shareholders’ equity (deficit)	2,052,611	3,766,383	(1,298,128)
Total liabilities and stockholders’ equity (deficit)	$ 7,509,562	$ 8,842,641	$ 7,490,452